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                                 BLANK ROME LLP
                                One Logan Square
                             Philadelphia, PA 19103

                             Telephone 215-569-5637
                                Fax 215-832-5637


                                 March 22, 2005


ELECTRONIC FILING
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Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, DC  20549

         RE: Synova Healthcare Group, Inc. - Resale Registration Statement on Form SB-2
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Dear Sir or Madam:

         Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of our client, Synova Healthcare Group, Inc., is a resale registration statement on Form SB-2.

         The registration statement covers resales by certain stockholders of Synova Healthcare Group, Inc. A registration fee of $3,716.62 has been wire transferred to Mellon Bank.

         Please direct any questions or comments with respect to this filing to the undersigned.

                                          Very truly yours,

                                          BLANK ROME LLP

                                          /s/  Michael A. Pollner

                                          Michael A. Pollner